RELATED-PARTY TRANSACTIONS AND ARRANGEMENTS (Acquisition Fees and Expenses) (Detail) - Advisors - Acquisition fees and expenses - Maximum	Aug. 20, 2019
Related Party Transaction [Line Items]
Acquisition and advisory fee (percent)	2.00%
Acquisition fees and expenses, reimbursement (percent)	6.00%